Shareowners' Equity - Rollforward Schedule (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Beginning balance	$ (1,034)		$ (940)		$ (2,096)
Other comprehensive income (OCI) before reclassifications - net of deferred taxes	(263)		433		1,312
Reclassification from OCI Tax	720		(527)		(156)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	457		(94)		1,156
Accumulated Other Comprehensive Income (Loss) Ending balance	(577)		(1,034)		(940)
Other capital
Additional Paid in Capital, Beginning Balance	32,563		31,586		27,628
Contributions and other	436		977		3,958
Additional Paid in Capital, Ending Balance	32,999		32,563		31,586
Retained earnings
Retained Earnings (Accumulated Deficit), Beginning Balance	51,165		51,244		51,578
Net Income (Loss) Attributable to Parent	7,234		6,204		6,215
Dividends and other transactions with shareowners	(3,322)		(6,283)		(6,549)
Retained Earnings (Accumulated Deficit), Ending Balance	55,077		51,165		51,244
Total equity
GECC shareowners' equity, begining balance, Jan 1	82,694		81,890		77,110	87,499
Noncontrolling interests(c) (Note 11)	2,899	[1]	432	[1]	707		690
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	90,398		83,126		82,597
Preferred and Common Stock [Abstract]
Preferred Stock, Value, Issued	0		0		0
Common Stock, Value, Issued	$ 0		$ 0		$ 0

[1]	(c) Included AOCI attributable to noncontrolling interests of $(154) million and $(139) million at December 31, 2014 and 2013, respectively.